CAPITAL RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Share capital	$ 951,184	$ 900,389
Equity portion of convertible debentures	0	15,674
Reserves	33,122	49,997
Accumulated other comprehensive income	36,078	(71,585)
Retained earnings	137,212	11,439
Liability portion of convertible debentures (note 22)	0	84,961	$ 78,807
Convertible debentures	0	84,961
Equity, including portion of convertible debt	$ 1,157,596	$ 990,875